--------------------------------------------------------------------------------

Alliance
Municipal
Trust

 - General Portfolio

--------------------------------------------------------------------------------

                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 1999
(unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 1999 (unaudited)       Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)              Yield                              Value
--------------------------------------------------------------------------------
           MUNICIPAL BONDS-93.7%
           ALABAMA-2.9%
           Decatur IDA
           (Trico Steel Co.
           Project) Series 98
           AMT VRDN
$  17,000  1/01/27 (b)............  5.60%                           $ 17,000,000
           Mobile IDA
           (Hosea O. Weaver &
           Sons Project)
           Series 99 AMT VRDN
    5,000  3/01/09 (b)............  5.70                               5,000,000
           Montgomery IDA
           (Alcool Inc. Project)
           Series 99 AMT VRDN
    2,460  2/01/07 (b)............  5.70                               2,460,000
           Tuscaloosa County
           PCR (Tuscaloosa
           Steel Project)
           Series 95 AMT VRDN
   13,500  9/01/20 (b)............  5.80                              13,500,000
                                                                    ------------
                                                                      37,960,000
                                                                    ------------
           ALASKA-1.1%
           Alaska IDA
           (Fairbanks Gold
           Mining Inc.)
           Series 97 AMT VRDN
   14,600  5/01/09 (b)............  5.60                              14,600,000
                                                                    ------------
           ARIZONA-1.4%
           Flagstaff IDA
           (Woodcrest Apartments)
           AMT VRDN
    7,855  2/01/24 (b)............  5.70                               7,855,000
           Phoenix Civic
           Improvement
           Authority
           (Sub Excise Tax)
           Series 95 AMT VRDN
    9,850  6/01/20 (b)............  5.80                               9,850,000
                                                                    ------------
                                                                      17,705,000
                                                                    ------------
           ARKANSAS-1.7%
           Miller County
           (Tyson Foods, Inc.
           Project)
           Series 96 AMT VRDN
    7,500  11/01/21 (b)...........  5.80                               7,500,000
           Union County
           Solid Waste
           (Deltic Timber/
           Temple Inland)
           AMT VRDN
   14,500  10/01/27 (b)...........  5.60%                             14,500,000
                                                                    ------------
                                                                      22,000,000
                                                                    ------------
           DELAWARE-5.0%
           Delaware Economic
           Development Authority
           (Delaware Clean Power
           Project)
           Series 97A AMT
           VRDN
   59,800  8/01/29 (b)............  5.85                              59,800,000
           Delaware Economic
           Development Authority
           (Delmarra Power &
           Light)
           Series 99B VRDN
    5,500  7/01/24 (b)............  5.75                               5,500,000
                                                                    ------------
                                                                      65,300,000
                                                                    ------------
           DISTRICT OF
           COLUMBIA-0.6%
           District of Columbia
           HFA SFMR (Home
           Mortgage Revenue)
           Series 99B AMT
    8,000  6/15/00................  3.30                               8,000,000
                                                                    ------------
           GEORGIA-4.3%
           Gwinett County IDA
           (Network Publications
           Project)
           Series 98 AMT VRDN
      900  3/01/08 (b)............  5.50                                 900,000
           Richmond County
           SWDR
           (Evergreen Nylon
           Recycling Project)
           Series 98 AMT VRDN
   27,000  7/01/32 (b)............  5.30                              27,000,000
           Richmond County
           SWDR
           (Evergreen Nylon
           Recycling Project)
           Series 99 AMT VRDN
   11,800  7/01/32 (b)............  5.30                              11,800,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)              Yield                              Value
--------------------------------------------------------------------------------
           Savannah Economic
           Development Authority
           (Georgia Kaolin)
           Series 97 AMT VRDN
$   3,000  7/01/27 (b)............  5.50%                           $  3,000,000
            Summerville IDA
           (Image Industries
           Project)
           Series 97 AMT VRDN
    8,000  9/01/17 (b)............  5.50                               8,000,000
           Tattnall County IDA
           (Rotary Corp. Project)
           Series 99 AMT VRDN
    5,000  9/01/11 (b)............  5.50                               5,000,000
                                                                    ------------
                                                                     55,700,000
                                                                    ------------
           HAWAII-1.0%
           Hawaii Department
           of Budget & Finance
           (Wailuku River Hydro
           Project)
           Series 91 AMT VRDN
   13,313  12/01/21 (b)...........  5.20                              13,312,500
                                                                    ------------
           ILLINOIS-10.8%
           Aurora, Kane,
           Du Page, Will &
           Kendal Counties IDA
           (A & B Holdings LLC
           Project)
           Series 97A AMT VRDN
    1,170  10/01/27 (b)...........  5.70                               1,170,000
           Aurora, Kane,
           Du Page, Will &
           Kendal Counties IDA
           (Yeomans Chicago
           Project)
           Series 98 AMT VRDN
    6,000  11/01/28 (b)...........  5.70                               6,000,000
           Chicago Airport
           Revenue
           (Northwest Airlines
           Project)
           Series B AMT VRDN
   16,800  2/01/24 (b)............  6.55                              16,800,000
           Chicago Airport
           Revenue
           (O'Hare International
           Airport)
           AMT VRDN
    7,200  1/01/18 (b)............  5.60                               7,200,000
           Chicago Airport
           Revenue
           (O'Hare International
           Airport)
           Series 88A AMT
           VRDN
   28,900  1/01/18 (b)............  5.60%                             28,900,000
           Franklin Park IDA
           (Maclean-Fogg Co.
           Project)
           Series 95 AMT VRDN
    5,000  2/01/07 (b)............  5.70                               5,000,000
           Illinois Development
           Finance Authority
           (Landcomp Corp.
           Project)
           Series 98A AMT
           VRDN
    4,699  7/01/18 (b)............  5.70                               4,699,000
           Illinois Development
           Finance Authority
           (R.A. Zweig, Inc.
           Project)
           Series 98 AMT VRDN
    6,770  6/01/18 (b)............  5.60                               6,770,000
           Illinois Development
           Finance Authority
           (Tajon Warehousing
           Corp.)
           Series A AMT VRDN
    3,100  1/01/10 (b)............  5.65                               3,100,000
           Illinois Development
           Finance Authority
           (Valspar Corp.)
           Series 95 AMT VRDN
    6,000  8/01/15 (b)............  5.60                               6,000,000
           Illinois Development
           Finance Authority
           MFHR (Butterfield
           Creek Assoc.) Series 99
           AMT VRDN
    6,000  4/01/39 (b)............  5.70                               6,000,000
           Illinois Development
           Finance Authority
           MFHR
           (Lakeview Partners 1)
           Series 98 AMT VRDN
    5,290  1/01/28 (b)............  5.70                               5,290,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)              Yield                              Value
--------------------------------------------------------------------------------
           Illinois Development
           Finance Authority PCR
           (Illinois Power Co.
           Project)
           Series 87C AMT VRDN
$  10,000  3/01/17 (b)............  5.50%                          $  10,000,000
           Illinois Housing
           Development Authority
            SFMR
           Series 98 A-2 AMT
           PPB
   14,000  7/20/00 (b)............  3.90                              14,000,000
           Illinois Housing
           Development Authority
           SFMR
           Series A AMT
    9,000  6/22/00................  4.05                               9,000,000
           Illinois Toll Highway
           Revenue
           MBIA Series 93B
    6,000  1/01/10................  5.15                               6,000,000
           Lake County IDA
           (Okamato Corp.)
           Series 85 AMT VRDN
    3,100  10/01/15 (b)...........  5.75                               3,100,000
           Rock Island
           Metropolitan Airport
           Authority (Quad City
           International
           Airport Project)
           Series 98 AMT VRDN
    2,730  12/01/18 (b)...........  5.70                               2,730,000
                                                                    ------------
                                                                     141,759,000
                                                                    ------------
           INDIANA-2.7%
           Columbia City
           (Precision Plastics
           Project)
           Series 97 AMT VRDN
    3,700  11/30/17 (b)...........  5.60                               3,700,000
           Gibson County PCR
           (Toyota Motor
           Manufacturing Project)
           Series 98 AMT VRDN
    6,000  1/01/28 (b)............  5.55                               6,000,000
           Series 99A AMT
           VRDN
   10,000  1/01/29 (b)............  5.55                              10,000,000
           Petersburg SWDR
           (Indianapolis Power &
           Light) Series 94A AMT
           VRDN
    6,700  12/01/24 (b)...........  5.75%                              6,700,000
           Princeton IDA
           (Orion Denki America,
           Inc. Project)
           Series 87 AMT VRDN
    3,545  5/01/17 (b)............  6.35                               3,545,000
           Valparaiso IDA
           (Block Heavy &
           Highway Products)
           Series 99 AMT VRDN
    5,200  5/01/19 (b)............  5.70                               5,200,000
                                                                    ------------
                                                                      35,145,000
                                                                    ------------
           KANSAS-0.7%
           Lenexa Health Care
           Facility
           (Lakeview Village)
           Series A VRDN
    9,160  5/15/26 (b)............  5.55                               9,160,000
                                                                    ------------
           KENTUCKY-2.5%
           Bowling Green IDA
           (Woodcraft Industries,
           Inc.)
           Series 95 AMT VRDN
    5,400  3/01/25 (b)............  5.70                               5,400,000
           Hopkinsville IDA
           (American Precision)
           AMT VRDN
    3,000  5/01/00 (b)............  6.25                               3,000,000
           Jefferson County IDA
           (Strawberry Lane
           Venture)
           AMT VRDN
    2,500  7/01/19 (b)............  5.65                               2,500,000
           Kentucky Development
           Finance Authority
           (Hesco Project)
           AMT VRDN
    5,800  2/01/08 (b)............  5.40                               5,800,000
           Kentucky Rural
           Economic Development
           Authority
           (Heaven Hill Project)
           AMT VRDN
    2,400  10/01/16 (b)...........  5.65                               2,400,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)              Yield                              Value
--------------------------------------------------------------------------------
           Louisville & Jefferson
           Regional Airport
           Authority
           Series 97AA-1 AMT
           VRDN
$   5,000  6/30/02 (b)............  5.60%                           $  5,000,000
           Montgomery County
           (Conn Fineblanking
           Corp. Project)
           Series 96 AMT VRDN
    5,500  8/01/15 (b)............  5.70                               5,500,000
           Perry County SWDR
           (TJ International
           Project) Series 98
           AMT VRDN
    3,355  9/01/28 (b)............  5.70                               3,355,000
                                                                    ------------
                                                                      32,955,000
                                                                    ------------
           LOUISIANA-1.6%
           Calcasieu Parish IDA
           (Hydroserve Westlake)
           Series 98 AMT VRDN
    4,400  6/01/25 (b)............  5.80                               4,400,000
           Jefferson Parish
           SFMR
           (Home Mortgage
           Revenue)
           Series 99B-2 AMT
    5,000  6/30/00................  3.65                               5,000,000
           Lincoln Parish IDA
           (Willamette Industries)
           Series 95 AMT VRDN
    9,100  9/01/25 (b)............  5.80                               9,100,000
           Louisiana Offshore
           Terminal Authority
           (Deepwater Port)
           Series 99 VRDN
    3,000  10/01/19 (b)...........  5.60                               3,000,000
                                                                    ------------
                                                                      21,500,000
                                                                    ------------
           MARYLAND-3.1%
           Maryland State
           Community Development
           Administration
           (Housing & Community
           Development)
           Series 99G AMT
   35,000  8/30/00................  3.65                              35,000,000
           Maryland State
           Community Development
           Administration
           (Housing & Community
           Development)
           Series 99I AMT
    5,000  12/14/00...............  4.05%                              5,000,000
                                                                    ------------
                                                                      40,000,000
                                                                    ------------
           MICHIGAN-0.2%
           Michigan State Hospital
           Finance Authority
           (Hospital Equipment)
           Series 98A VRDN
    1,000  12/01/23 (b)...........  5.65                               1,000,000
           Michigan Strategic
           Fund
           (Donnelly Corp.
           Project)
           Series A AMT VRDN
    2,000  3/01/10 (b)............  5.70                               2,000,000
                                                                    ------------
                                                                       3,000,000
                                                                    ------------
           MISSISSIPPI-2.2%
           Mississippi Business
           Finance Corp. SWDR
           (Choctaw Project)
           Series 98 AMT VRDN
   13,000  10/01/28 (b)...........  5.75                              13,000,000
           Mississippi Home
           Corp. MFHR
           (Summer Park Apts.)
           Series 99D-1 AMT
           VRDN
    9,800  10/01/29 (b)...........  5.70                               9,800,000
           Prentiss County IDA
           (Heidelberg Eastern)
           AMT VRDN
    6,650  10/01/17 (b)...........  4.45                               6,650,000
                                                                    ------------
                                                                      29,450,000
                                                                    ------------
           MISSOURI-0.4%
           St. Louis IDA
           (Hammert's Iron
           Works, Inc.)
           Series 99 AMT VRDN
    4,900  6/01/09 (b)............  5.50                               4,900,000
                                                                    ------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)              Yield                              Value
--------------------------------------------------------------------------------
           MONTANA-1.1%
           Montana Board of
           Investments
           (Colstrip Project)
           Series 89A AMT PPB
$  14,800  5/31/00 (b)............  3.25%                           $ 14,800,000
                                                                    ------------
           NEBRASKA-1.3%
           Stanton County IDA
           (Nucor Corp. Project)
           Series 96 AMT VRDN
    8,800  11/01/26 (b)...........  5.80                               8,800,000
           Stanton County IDA
           (Nucor Corp. Project)
           Series 98 AMT VRDN
    5,700  6/01/28 (b)............  5.80                               5,700,000
           York County IDA
           (Epco Carbondioxide
           Products)
           Series 98 AMT VRDN
    2,700  9/01/08 (b)............  5.70                               2,700,000
                                                                    ------------
                                                                      17,200,000
                                                                    ------------
           NEVADA-1.5%
           Clark County
           (Airport System)
           Series 99B-2 AMT PPB
   10,400  3/01/00 (b)............  3.75                              10,400,000
           Nevada Business &
           Industry Dept. IDA
           (575 Mill St. LLC
           Project)
           Series A VRDN
    3,500  12/01/28 (b)...........  5.70                               3,500,000
           Nevada Housing
           Division MFHR
           (Cheyenne Villas
           Project)
           Series I AMT VRDN
    6,080  4/01/31 (b)............  5.65                               6,080,000
                                                                    ------------
                                                                      19,980,000
                                                                    ------------
           NEW HAMPSHIRE-1.3%
           New Hampshire HFA
           MFHR
           (Countryside Ltd.
           Project)
           Series 94 AMT VRDN
    8,430  7/01/24 (b)............  5.65                               8,430,000
           New Hampshire
           Housing Development
           Authority SFMR
           (Mortgage Revenue)
           Series 99D AMT
    3,000  12/01/00...............  4.00%                              3,000,000
           New Hampshire IDA
           (SCI Manufacturing,
           Inc.) Series 89
           AMT VRDN
    5,700  6/01/14 (b)............  6.10                               5,700,000
                                                                    ------------
                                                                      17,130,000
                                                                    ------------
           NEW MEXICO-0.2%
           New Mexico Mortgage
           Finance Authority
           SFMR
           (Mortgage Revenue)
           Series 99-5 AMT
    3,000  6/15/00................  4.05                               3,000,000
                                                                    ------------
           NEW YORK-2.4%
           New York City Housing
           Development Corp. (W.
           54th St. Development)
           Series 99A AMT VRDN
   10,000  12/01/32 (b)...........  5.50                              10,000,000
           New York State HFA
           (101 West End Avenue
           Project)
           Series 98A AMT VRDN
    7,300  11/01/31 (b)...........  5.20                               7,300,000
           Niagara County IDA
           (American Ref-Fuel)
           Series 96D AMT
           VRDN
   14,000  11/15/26 (b)...........  6.50                              14,000,000
                                                                    ------------
                                                                      31,300,000
                                                                    ------------
           NORTH CAROLINA-1.7%
           Johnston County IDA
           (Mebane Packaging
           Corp.)
           Series 92 AMT VRDN
    3,700  6/01/03 (b)............  5.50                               3,700,000
           North Carolina
           Agricultural Finance
           Authority
           (Cittero USA Corp.)
           Series 98 AMT VRDN
    4,700  3/01/13 (b)............  5.50                               4,700,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)              Yield                              Value
--------------------------------------------------------------------------------
           Wake County Industrial
           Facilities & Pollution
           Control Financing
           Authority
           (Carolina Power &
           Light Co.)
           Series 85C VRDN
$  13,900  10/01/15 (b)...........  5.20%                           $ 13,900,000
                                                                    ------------
                                                                      22,300,000
                                                                    ------------
           NORTH DAKOTA-2.4%
           Hebron IDA
           (Dacco Inc. Project)
           Series 98 AMT VRDN
    3,000  3/01/15 (b)............  5.65                               3,000,000
           North Dakota HFA
           SFMR
           (Mortgage Revenue)
           Series 99E AMT
   29,000  9/29/00................  3.80                              29,000,000
                                                                    ------------
                                                                      32,000,000
                                                                    ------------
           OHIO-2.2%
           Clinton County
           Hospital Revenue
           (Ohio Hospital
           Capital Inc.)
           Series 99 VRDN
    6,000  7/01/29 (b)............  5.60                               6,000,000
           Ohio Air Quality
           Development Authority
           (JMG Funding Ltd.
           Partnership)
           Series 95A AMT VRDN
    5,200  4/01/29 (b)............  5.55                               5,200,000
           Ohio Air Quality
           Development Authority
           (JMG Funding
           Partnership)
           Series 94B AMT VRDN
    5,500  4/01/28 (b)............  5.75                               5,500,000
           Ohio Water
           Development Authority
           (Philip Morris Co.)
           Series 97 VRDN
   12,500  9/01/18 (b)............  5.65                              12,500,000
                                                                    ------------
                                                                      29,200,000
                                                                    ------------
           OKLAHOMA-0.1%
           Broken Arrow
           Economic Development
           Authority
           (Paragon Films Project)
           AMT VRDN
    1,000  8/01/04 (b)............  5.38%                              1,000,000
                                                                    ------------
           OREGON-2.3%
           Oregon Economic
           Development Authority
           (Toyo Tanso USA)
           Series CXLVII AMT
           VRDN
    3,000  2/01/12 (b)............  5.38                               3,000,000
           Oregon Economic
           Development Corp.
           (McFarland Cascade
           Project)
           AMT VRDN
    1,690  11/01/16 (b)...........  5.65                               1,690,000
           Port of Portland
           (Portland Bulk
           Terminals Project)
           Series 96 AMT VRDN
   20,000  10/01/25 (b)...........  5.30                              20,000,000
           Series 99 AMT VRDN
    6,000  10/01/25 (b)...........  5.30                               6,000,000
                                                                    ------------
                                                                      30,690,000
                                                                    ------------
           RHODE ISLAND-0.7%
           Rhode Island
           (Student Loan Revenue)
           Series 95-1 AMT
           VRDN
    4,200  7/01/19 (b)............  5.30                               4,200,000
           Rhode Island
           (Student Loan Revenue)
           Series 96J-2 AMT
           VRDN
    5,000  6/01/26 (b)............  5.30                               5,000,000
                                                                    ------------
                                                                       9,200,000
                                                                    ------------
           SOUTH CAROLINA-3.3%
           Berkeley County IDA
           (Nucor Corp. Project)
           Series 95 AMT VRDN
   18,900  9/01/28 (b)............  5.80                              18,900,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)              Yield                              Value
--------------------------------------------------------------------------------
           Berkeley County IDA
           (Nucor Corp. Project)
           Series 96 AMT VRDN
$ 25,000  3/01/29 (b)............. 5.80%                            $ 25,000,000
                                                                    ------------
                                                                      43,900,000
                                                                    ------------
           TENNESSEE-7.6%
           Fayetteville & Lincoln
           County IDA
           (V.A.W. of America
           Project)
           Series 97 AMT VRDN
    2,800  10/01/12 (b)...........  5.55                               2,800,000
           Knox County Health
           Educational & Housing
           Facilities Board
           (Tha Solutions Group)
           Series 99 VRDN
   10,000  5/01/29 (b)............  5.60                              10,000,000
           Stewart County IDA
           (Standard Gypsum
           Project)
           Series 99 AMT VRDN
   32,150  5/01/34 (b)............  5.60                              32,150,000
           Volunteer State
           Student Loan
           (Student Funding
           Corp.) Series 87A-2
           AMT VRDN
   13,600  12/01/17 (b)...........  5.30                              13,600,000
           Volunteer State
           Student Loan
           (Student Funding
           Corp.) Series 87A-3
           AMT VRDN
   26,300  12/01/17 (b)...........  5.30                              26,300,000
           Volunteer State
           Student Loan
           (Student Funding
           Corp.) Series 88A-2
           AMT VRDN
    8,900  12/01/23 (b)...........  5.60                               8,900,000
           Volunteer State
           Student Loan
           (Student Loan
           Revenue) Series
           87A-1 AMT VRDN
    5,900  12/01/17 (b)...........  5.30                               5,900,000
                                                                    ------------
                                                                      99,650,000
                                                                    ------------
           TEXAS-7.7%
           Brazos River Harbor
           Navigation District
           (Dow Chemical Project)
           Series 92A AMT VRDN
    1,600  12/01/18 (b)...........  5.45                               1,600,000
           Series 93 AMT VRDN
    3,600  5/01/23 (b)............  5.45                               3,600,000
           Brazos River Harbor
           Navigation District
           (Dow Chemical Project)
           Series 96 AMT VRDN
   10,700  4/01/26 (b)............  5.45                              10,700,000
           Series 97 AMT VRDN
    6,400  5/01/27 (b)............  5.45                               6,400,000
           Series 98 AMT VRDN
    6,100  3/01/28 (b)............  5.45                               6,100,000
           Calhoun County IDA
           (Formosa Plastics Corp.)
           Series 94 AMT VRDN
    4,000  11/01/15 (b)...........  5.30                               4,000,000
           Corpus Christi IDA
           (De Deitrich Inc.)
           AMT VRDN
    5,000  11/01/08 (b)...........  5.35                               5,000,000
           Gulf Coast IDA
           (Air Products Project)
           AMT VRDN
   13,700  6/01/34 (b)............  5.60                              13,700,000
           Gulf Coast IDA
           (Citgo Petroleum Corp.)
           Series 94 AMT VRDN
    6,800  4/01/26 (b)............  5.40                               6,800,000
           Gulf Coast IDA
           (Gruma Corp. Project)
           AMT VRDN
    6,440  11/01/09 (b)...........  5.45                               6,440,000
           Panhandle Plains
           Student Loan Revenue
           Series 97Y AMT VRDN
    4,000  10/01/02 (b)...........  5.25                               4,000,000
           Port Beaumont IDA
           (EPCO Carbondioxide
           Products)
           Series 98 AMT VRDN
    4,500  5/01/08 (b)............  5.70                               4,500,000
           San Antonio IDA
           (Gruma Corp. Project)
           AMT VRDN
    4,095  11/01/09 (b)...........  5.45                               4,095,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)              Yield                              Value
--------------------------------------------------------------------------------
           Texas State TRAN
           Series 99A
$  23,600  8/31/00................  3.71%                           $ 23,718,864
                                                                    ------------
                                                                     100,653,864
                                                                    ------------
           UTAH-1.7%
           Clinton City MFHR
           (Country Pines)
           Series 97 AMT VRDN
    2,900  8/01/19 (b)............  5.55                               2,900,000
           Salt Lake County IDA
           (SPS Technologies
           Inc. Project)
           AMT VRDN
    4,500  12/01/12 (b)...........  5.65                               4,500,000
           Salt Lake County
           SWDR
           (Kennecott Copper)
           AMT VRDN
    7,200  8/01/30 (b)............  5.70                               7,200,000
           Utah HFA
           (Single Family
           Mortgage Revenue)
           Series 99-4 AMT
           VRDN
    7,235  7/01/32 (b)............  5.55                               7,235,000
                                                                    ------------
                                                                      21,835,000
                                                                    ------------
           VERMONT-0.8%
           Vermont HEFA
           (Capital Asset
           Finance Program)
           Series 97-2 VRDN
    5,235  6/01/27 (b)............  5.75                               5,235,000
           Vermont HFA
           (Single Family
           Housing)
           Series 11B AMT
    5,000  9/07/00................  3.70                               5,000,000
                                                                    ------------
                                                                      10,235,000
                                                                    ------------
           VIRGINIA-2.8%
           Chesterfield IDA
           (Phillip Morris Co.)
           VRDN
   15,000  4/01/09 (b)............  5.65                              15,000,000
           Henrico County IDA
           (White Oak
           Semiconductor-B)
           AMT VRDN
   13,000  10/01/27 (b)...........  5.60                              13,000,000
           King George County
           Solid Waste
           (Garnet of Virginia,
           Inc.) Series 96
           AMT VRDN
    4,290  9/01/21 (b)............  5.50                               4,290,000
           Suffolk Redevelopment
           & Housing Authority
           MFHR
           (Oak Springs Apts.)
           Series 99 VRDN
    4,000  12/01/19 (b)...........  5.10                               4,000,000
                                                                    ------------
                                                                      36,290,000
                                                                    ------------
           WASHINGTON-6.3%
           Port of Port Angeles
           IDA (Daishowa
           America Project)
           Series 91 AMT VRDN
    6,400  6/01/06 (b)............  5.70                               6,400,000
           Port of Port Angeles
           IDA (Daishowa America
           Project) Series 92
           AMT VRDN
    9,550  12/01/07 (b)...........  5.70                               9,550,000
           Port of Port Angeles
           IDA (Daishowa America
           Project)
           Series 92B AMT VRDN
    6,000  8/01/07 (b)............  5.70                               6,000,000
           Washington Housing
           Finance Commission
           MFHR
           (Assisted Living
           Concepts)
           AMT VRDN
    6,175  1/01/17 (b)............  5.65                               6,175,000
           Washington Housing
           Finance Commission
           MFHR
           (Brittany Park Project)
           Series A AMT VRDN
    5,000  10/01/21 (b)...........  5.65                               5,000,000
           Washington Housing
           Finance Commission
           MFHR
           (Evergreen Ridge Apts.
           Project)
           AMT VRDN
    2,300  12/01/24 (b)...........  5.65                               2,300,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)              Yield                              Value
--------------------------------------------------------------------------------
           Washington Housing
           Finance Commission
           MFHR
           (Hamilton Place)
           AMT VRDN
$   2,960  7/01/28 (b)............  5.55%                           $  2,960,000
           Washington Housing
           Finance Commission
           MFHR
           (Heatherstone Apts.)
           Series 95 AMT VRDN
    9,235  7/01/25 (b)............  5.55                               9,235,000
           Washington Housing
           Finance Commission
           MFHR (Larkin Place
           Apts.) Series 96 AMT
           VRDN
    5,490  7/01/28 (b)............  5.55                               5,490,000
           Washington Housing
           Finance Commission
           MFHR (LTC Properties
           Inc. Project)
           AMT VRDN
    1,985  12/01/15 (b)...........  5.70                               1,985,000
           Washington Housing
           Finance Commission
           MFHR (Marketplace Apts.)
           Series 97A AMT VRDN
    6,020  7/01/29 (b)............  5.55                               6,020,000
           Washington Housing
           Finance Commission
           MFHR
           (Merrill Gardens Apts.)
           Series 97A AMT
           VRDN
    2,550  7/01/22 (b)............  5.55                               2,550,000
           Washington Housing
           Finance Commission
           MFHR
           (Oxford Square Apts.)
           Series 98A AMT
           VRDN
    2,250  12/01/28 (b)...........  5.65                               2,250,000
           Washington Housing
           Finance Commission
           MFHR
           (Pacific Inns Apts.
           Project)
           Series A AMT VRDN
    2,575  5/01/28 (b)............  5.65                               2,575,000
           Washington Housing
           Finance Commission
           MFHR (Sherwood
           Springs Apts.)
           AMT VRDN
    3,720  9/01/27 (b)............  5.65                               3,720,000
           Washington Housing
           Finance Commission
           MFHR (Twin Ponds)
           Series 98A AMT VRDN
    4,515  2/01/28 (b)............  5.55                               4,515,000
           Yakima County
           Public Corp.
           (Can-Am Millwork Ltd.)
           AMT VRDN
    1,315  12/01/14 (b)...........  6.00                               1,315,000
           Yakima County
           Public Corp.
           (John I. Haas Project)
           Series 99 AMT VRDN
    4,000  4/01/22 (b)............  5.70                               4,000,000
                                                                    ------------
                                                                      82,040,000
                                                                    ------------
           WEST VIRGINIA-2.8%
           Marion County
           Solid Waste
           (Grant Town
           Cogeneration Project)
           AMT VRDN
    9,100  10/01/17 (b)...........  5.65                               9,100,000
           Marion County
           Solid Waste
           (Grant Town
           Cogeneration Project)
           Series 92A AMT VRDN
    8,500  10/01/17 (b)...........  5.60                               8,500,000
           Putnam County SWDR
           (Toyota Motor
           Manufacturing Project)
           Series 98 A AMT VRDN
   12,600  6/01/28 (b)............  5.55                              12,600,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)              Yield                              Value
--------------------------------------------------------------------------------
           Putnam County SWDR
           (Toyota Motor
           Manufacturing)
           AMT VRDN
$   5,900  8/01/29 (b)............  5.55%                         $    5,900,000
                                                                  --------------
                                                                      36,100,000
                                                                  --------------
           WISCONSIN-0.7%
           Ladysmith SWDR
           (Cityforest Corp.
           Project) Series 98
           AMT VRDN
    7,500  3/01/28 (b)............  5.90                               7,500,000
           Onalaska IDA
           (Empire Screen Printing)
           Series 98 AMT VRDN
    2,200  5/01/18 (b)............  5.70                               2,200,000
                                                                  --------------
                                                                       9,700,000
                                                                  --------------
           WYOMING-0.6%
           Wyoming Community
           Development Authority
           MFHR
           (Mountainside)
           Series A FSA AMT
           VRDN
    7,300  9/01/28 (b)............  5.60                               7,300,000
                                                                  --------------
           Total Municipal Bonds
           (amortized cost
           $1,227,950,364).....                                    1,227,950,364
                                                                  --------------
           COMMERCIAL PAPER-5.2%
           COLORADO-1.6%
           Denver System
           Airport Revenue
   20,900  3/09/00................  3.70                              20,900,000
                                                                  --------------
           INDIANA-1.5%
           Indiana Health
           Facility
           (Ascension Health)
           Series 99B
   20,000  2/09/00................  3.80                              20,000,000
                                                                  --------------
           TEXAS-1.7%
           Calhoun County
           (British Petroleum)
   19,500  1/26/00................  3.65                              19,500,000
           Calhoun County
           (British Petroleum)
    3,000  1/26/00.............  3.70                               3,000,000
                                                                  --------------
                                                                      22,500,000
                                                                  --------------
           VERMONT-0.4%
           Vermont Economic
           Development Authority
           (Capitalization
           Program) Series A
    5,335  4/17/00................  3.85                               5,335,000
                                                                  --------------
           Total Commercial Paper
           (amortized cost
           $68,735,000)...........                                    68,735,000
                                                                  --------------
           TOTAL INVESTMENTS-98.9%
           (amortized cost
           $1,296,685,364)........                                 1,296,685,364
           Other assets less
           liabilities-1.1%.......                                    14,320,513
                                                                  --------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           1,312,917,417 shares
           outstanding)...........                                $1,311,005,877
                                                                  ==============

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      FSA  - Financial Security Assurance
      HEFA - Housing & Educational Facility Authority
      HFA  - Housing Finance Agency/Authority
      IDA  - Industrial Development Authority
      MBIA - Municipal Bond Investor Assurance
      MFHR - Multi-Family Housing Revenue
      PCR  - Pollution Control Revenue
      SFMR - Single Family Mortgage Revenue
      SWDR - Solid Waste Disposal Revenue
      TRAN - Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1999 (unaudited)
                                    Alliance Municipal Trust - General Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                  $22,936,270
EXPENSES
   Advisory fee (Note B) .....................................    $ 3,188,869
   Distribution assistance and administrative service (Note C)      2,661,250
   Transfer agency (Note B) ..................................        213,710
   Registration fees .........................................        103,689
   Custodian fees ............................................         95,565
   Printing ..................................................         62,710
   Audit and legal fees ......................................         13,424
   Trustees' fees ............................................          1,613
   Miscellaneous .............................................          8,060
                                                                  -----------
   Total expenses ............................................                    6,348,890
                                                                                -----------
   Net investment income .....................................                   16,587,380
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions ..............                        6,250
                                                                                -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                  $16,593,630
                                                                                ===========

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                       Alliance Municipal Trust - General Portfolio
================================================================================

                                                  Six Months Ended
                                                  December 31, 1999      Year Ended
                                                     (unaudited)        June 30, 1999
                                                   ---------------     ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ......................    $    16,587,380     $    31,388,640
   Net realized gain on investment transactions              6,250                 -0-
                                                   ---------------     ---------------
   Net increase in net assets from operations .         16,593,630          31,388,640
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ......................        (16,587,380)        (31,388,640)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E) ...........        142,900,644         (27,868,898)
                                                   ---------------     ---------------
   Total increase (decrease) ..................        142,906,894         (27,868,898)
NET ASSETS
   Beginning of year ..........................      1,168,098,983       1,195,967,881
                                                   ---------------     ---------------
   End of period ..............................    $ 1,311,005,877     $ 1,168,098,983
                                                   ===============     ===============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1999 (unaudited)       Alliance Municipal Trust - General Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1999.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $79,677 for the six months ended December 31, 1999.

For the six months ended December 31, 1999, the Fund's expenses were reduced by $2,435 under an expense offset arrangement with Alliance Fund Services, Inc.

                                    Alliance Municipal Trust - General Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1999, the distribution fee amounted to $1,587,223. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1999, such payments by the Portfolio amounted to $1,074,027 of which $54,500 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999 the Portfolio had a capital loss carryforward of $1,907,790, of which $1,127 expires in 2001, $134,924 expires in 2002, $4,619 expires in 2003 and $1,767,120 expires in the year 2004.

--------------------------------------------------------------------------------
NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 1999, capital paid-in aggregated $1,312,927,427. Transactions, all at $1.00 per share, were as follows:

                                              Six Months Ended     Year Ended
                                             December 31, 1999      June 30,
                                                (unaudited)           1999
                                             -----------------   --------------

Shares sold ...............................    1,389,690,406      2,838,180,843
Shares issued on reinvestments of dividends       16,587,380         31,388,640
Shares redeemed ...........................   (1,263,377,142)    (2,897,438,381)
                                              --------------     --------------
Net increase (decrease) ...................      142,900,644        (27,868,898)
                                              ==============     ==============

FINANCIAL HIGHLIGHTS                Alliance Municipal Trust - General Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                         Six Months
                                           Ended
                                        December 31,                      Year Ended June 30,
                                            1999          ----------------------------------------------------
                                        (unaudited)        1999        1998        1997      1996        1995
                                           ------         ------      ------      ------    ------      ------
Net asset value, beginning of year ....    $ 1.00         $ 1.00      $ 1.00      $ 1.00    $ 1.00      $ 1.00
                                           ------         ------      ------      ------    ------      ------
Income From Investment Operations
Net investment income .................      .013           .024        .028        .028      .029        .028(a)
Net realized and unrealized loss on
   investments ........................       -0-            -0-         -0-         -0-       -0-       (.003)
                                           ------         ------      ------      ------    ------      ------
Net increase in net asset value from
   operations .........................      .013           .024        .028        .028      .029        .025
                                           ------         ------      ------      ------    ------      ------
Add: Capital Contributions
Capital contributed by the Adviser ....       -0-            -0-         -0-         -0-       -0-        .003
                                           ------         ------      ------      ------    ------      ------
Less: Dividends
Dividends from net investment income ..     (.013)         (.024)      (.028)      (.028)    (.029)      (.028)
                                           ------         ------      ------      ------    ------      ------
Net asset value, end of period ........    $ 1.00         $ 1.00      $ 1.00      $ 1.00    $ 1.00      $ 1.00
                                           ======         ======      ======      ======    ======      ======
Total Return
Total investment return based on net
   asset value (b) ....................      1.31%          2.42%       2.85%       2.81%     2.93%       2.83%(d)
Ratios/Supplemental Data
Net assets, end of period (in millions)    $1,311         $1,168      $1,196      $  980    $1,148      $1,189
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ...................      1.00%(c)       1.00%        .98%        .94%      .95%        .94%
   Expenses, before waivers and
     reimbursements ...................      1.00%(c)       1.00%        .98%        .94%      .95%        .95%
   Net investment income ..............      2.64%(c)       2.38%       2.81%       2.76%     2.90%       2.78%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(c)   Annualized.

(d)   The capital contribution by the Adviser had no effect on total return.

CHANGE IN INDEPENDENT ACCOUNTANT    Alliance Municipal Trust - General Portfolio
================================================================================

McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 27, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 25, 1999, the Fund, with the approval of its Trustees and its Audit Committee, engaged PwC as its independent auditors.

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Doris T. Ciliberti, Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

                                                                 ---------------
                                                                    BULK RATE
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

Alliance Municipal Trust - General Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

-  -  -  -  -  -  -
1  #  1  #  6  4  #
-  -  -  -  -  -  -

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital[LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTSR1299